FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement of assets
Financial assets	¥ 25,635,302	¥ 28,038,730
Fair value measurement of liabilities
Financial liabilities	117,717,290	126,084,772
Financial liabilities at amortized cost
Fair value measurement of liabilities
Financial liabilities	52,297,135	53,386,442
Financial liabilities, at fair value	50,632,689	52,099,569
Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities	1,036,917	1,153,487
Financial liabilities, at fair value	903,141	1,146,893
Long-term interest-bearing loans and borrowings, excluding lease liability
Fair value measurement of liabilities
Financial liabilities	51,260,218	52,232,955
Financial liabilities, at fair value	49,729,548	50,952,676
Other non-current assets
Fair value measurement of assets
Financial assets	127,754	128,673
Financial assets, at fair value	¥ 117,537	¥ 111,935